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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22608

                    VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
--------------------------------------------------------------------------------
              (exact name of registrant as specified in charter)

                     100 Pearl Street, Hartford. CT 06103
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                   (Address of principal executive offices)

            William Renahan, Esq., Virtus Investment Partners, Inc.
                     100 Pearl Street, Hartford, CT 06103
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                    (Name and Address of agent for service)

Registrant's telephone number, including area code: 800-243-1574

Date of Fiscal Year End: 12/31

Date of Reporting Period: 07/01/2014 - 06/30/2015

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22608
Reporting Period: 07/01/2014 - 06/30/2015
Virtus Global Multi-Sector Income Fund









==================== Virtus Global Multi-Sector Income Fund ====================


BIZ FINANCE PLC

Ticker:                      Security ID:  X0726CAA8
Meeting Date: APR 27, 2015   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice

========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By:

/s/ George R. Aylward
------------------------------
George R. Aylward, President

Date: August 12, 2015